Deferred income and contract liabilities (Additional Information) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Joint Collaboration and Research Agreement [Member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Collaboration agreement, upfront payment received	$ 25.0
Joint Research and Collaboration Agreement [Member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Collaboration agreement, upfront payment received	25.0
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [line Item]
Collaboration agreement payment reallocated	$ 84.1